Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Financial Instruments
18)	FINANCIAL INSTRUMENTS

18.1)	CURRENT AND NON-CURRENT DEBT
As of December 31, 2025 and 2024, Cemex’s consolidated debt, summarized by interest rates and currencies, was as follows:

	2025			2024
	Current	Non-current	Total 1	Current	Non-current	Total 1
Floating rate debt	$505	879	1,384	$23	1,305	1,328
Fixed rate debt	682	3,578	4,260	166	4,035	4,201
	$1,187	4,457	5,644	$189	5,340	5,529

		2025					2024
Currency		Current	Non-current	Total 1	Effective rate		Current	Non-current	Total 1	Effective rate
Dollars	$	210	3,413	3,623	4.7%	$	161	3,595	3,756	5.1%
Euros		471	525	996	3.2%		2	876	878	3.9%
Pesos		499	475	974	9.8%		—	842	842	11.2%
Other currencies		7	44	51	5.1%		26	27	53	5.4%
	$	1,187	4,457	5,644		$	189	5,340	5,529
As of December 31, 2025 and 2024, from the total debt of $5,644 and $5,529, respectively, 98% and 95% was held in the Parent Company.
As of December 31, 2025 and 2024, Cemex’s consolidated debt summarized by type of instrument, was as follows:

2025		Current	Non- current	2024		Current	Non- current
Bank loans				Bank loans
Lines of credit, 2026 to 2033	$	16	95	Lines of credit, 2025 to 2026	$	11	81
Syndicated loans, 2026 to 2029		332	1,511	Syndicated loans, 2026 to 2029		—	1,731
		348	1,606			11	1,812
Notes payable				Notes payable
Medium-term notes, 2026 to 2031		636	3,044	Medium-term notes, 2025 to 2031		150	3,538
Other notes payable, 2026 to 2027		6	4	Other notes payable, 2025 to 2027		6	12
		642	3,048			156	3,550
Total bank and notes payables		990	4,654	Total bank and notes payables		167	5,362
Current maturities		197	(197)	Current maturities		22	(22)
	$	1,187	4,457		$	189	5,340
Changes in consolidated debt for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Debt at beginning of year	$5,529	6,228	6,971
Proceeds from new debt instruments	2,078	5,048	2,938
Debt repayments	(2,227)	(5,497)	(3,840)
Foreign currency translation and accretion effects	264	(250)	159
Debt at end of year	$5,644	5,529	6,228

As of December 31, 2025 and 2024,
non-current
notes payable for $3,048 and $3,550, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity	Redeemed amount 2 $	Outstanding amount 2 $		2025	2024
2023 CEBURES variable rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	3,000	TIIE+.45%	01/Oct/26	—	167	$	—	144
2023 CEBURES fixed rate 3	05/Oct/23	Cemex, S.A.B. de C.V.	Peso	8,500	11.480%	26/Sep/30	—	472		475	411
July 2031 Notes	12/Jan/21	Cemex, S.A.B. de C.V.	Dollar	1,750	3.875%	11/Jul/31	(642)	1,108		1,104	1,104
September 2030 Notes	17/Sep/20	Cemex, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	(283)	717		715	715
November 2029 Notes	19/Nov/19	Cemex, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	(247)	753		750	750
March 2026 Notes	19/Mar/19	Cemex, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	—	470		—	414
Other notes payable										4	12
									$	3,048	3,550

1
As of December 31, 2025, these issuances are fully and unconditionally guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp.

2	Presented net of all notes repurchased by Cemex. As of December 31, 2025, all repurchased notes have been canceled.

3
On February 16, 2024, Cemex reopened and placed an additional principal amount of Ps5,500 of its sustainability-linked long-term notes (
Certificados Bursátiles de Largo Plazo
or the “2023 CEBURES”) issued in 2023. The reopening closed on February 20, 2024 and consisted of two tranches: the first of Ps2,000 at a floating annual interest rate of TIIE 28 plus 0.45%, and the second of Ps3,500 at a fixed annual interest rate of 11.48%. In connection with these issuances in 2024 and 2023, Cemex negotiated interest rate and currency derivative instruments to synthetically change the financial risks profile of these issuances from the Peso to the Dollar (note 18.4).

The maturities of consolidated long-term debt as of December 31, 2025, were as follows:

		Bank loans	Notes payable	Total
2027	$	625	3	628
2028		628	—	628
2029		130	751	881
2030		2	1,190	1,192
2031 and thereafter		24	1,104	1,128
		$1,409	3,048	4,457

As of December 31, 2025, Cemex had the following lines of credit, of which, the committed portion refers to the revolving credit facility under the Banks Credit Agreement, at annual interest rates between 4.34% and 5.40%, depending on the negotiated currency:

		Lines of credit	Available
Other lines of credit in foreign subsidiaries 1	$	125	111
Other lines of credit from banks 1		1,020	1,020
Revolving credit facilities (“RCF”)		2,352	2,352
	$	3,497	3,483

1	Uncommitted amount subject to the banks’ availability.

Sustainability-linked financing framework
As of December 31, 2025 and 2024, Cemex’s consolidated debt totaled $5,644 and $5,529, respectively. Of these amounts, $2,483 in 2025 and $2,285 in 2024 were denominated in Dollars, Euros and Pesos under the 2023 Sustainability-linked Financing Framework (the “2023 SLFF”). This debt supports Cemex’s strategy to reduce CO
2
emissions and contribute to a carbon-neutral economy.
As of December 31, 2025 and 2024, $1,843 and $1,731, respectively, of the debt under the 2023 SLFF, were from bank loans, including the 2023 Credit Agreement (as defined below), the Euro Credit Agreement (as defined below) and the Peso Bilateral Term Loan (as defined below) (collectively, the “Bank Credit Agreements”). Under these agreements, annual performance against the 2023 SLFF metrics may adjust the interest rate margin by up to plus or minus 5 basis points (“bps”), consistent with other sustainability-linked facilities for investment-grade rated borrowers.
The remainder of the debt balance under the 2023 SLFF relates to the 2023 CEBURES. Of this, $167 in variable rate debt is linked to a single 2023 SLFF metric and may increase by 20 bps in nominal value at redemption. The remaining $475 in fixed rate debt is also tied to one metric and may result in a 25 bps annual increase to the interest rate for the last four semi-annual coupon payments.
Additionally, Cemex’s securitization programs (notes 10 and 18.2) are linked to the 2023 SLFF. Depending on performance against one or more metrics, these programs may incur an annual fee of up to 5 bps of the total facility amount. The 2023 SLFF is also linked to the revolving credit facilities of Banks Credit Agreement (“RCF”) for $2,352. As of December 31, 2025 and 2024, Cemex’s entire RCF remain available.
2023 Credit Agreement and 2021 Credit Agreement
On October 30, 2023, Cemex refinanced its 2021 Credit Agreement, entering into the 2023 Credit Agreement. The new 2023 Credit Agreement extends the maturity of the 2021 Credit Agreement to 2028 and includes a $1,000,
5-year
amortizing term loan and a $2,000,
5-year
committed RCF. The 2023 Credit Agreement is denominated in Dollars and retains the previous interest rate margin and financial covenants, consistent with an investment-grade capital structure. As of December 31, 2025 and 2024, the outstanding debt under the 2023 Credit Agreement amounted $1,000 for each year.
All tranches under the 2023 Credit Agreement carry a margin over the Secured Overnight Financing Rate (“SOFR”) of 100 to 175 bps, depending on the Consolidated Leverage Ratio (as defined below). Margins are lowest when the Consolidated Leverage Ratio is less than or equal to 2.25 times and highest when it exceeds 3.25 times. As of December 31, 2025 and 2024, the SOFR rate was 3.87% and 4.49%, respectively.
Euro Credit Agreement
The Euro Credit Agreement consists of a €450,
5-year
amortizing term loan and a €300,
4-year
committed revolving credit facility, maturing in 2029. The Euro Credit Agreement, denominated exclusively in Euros, maintains the same financial covenants and general terms as the 2023 Credit Agreement. As of December 31, 2025 and 2024, the debt outstanding under the Euro Credit Agreement amounted was €450 for both years.
All tranches under the Euro Credit Agreement carry a margin over the Euro Interbank Offered Rate (“Euribor”) ranging from 140 to 215 bps, depending on the Consolidated Leverage Ratio. The lowest margin applies when the ratio is 2.25 times or less, and the highest applies when it exceeds 3.25 times. As of December 31, 2025 and 2024, the
3-month
Euribor rate was 2.026% and 2.714%, respectively.
Peso Bilateral Term Loan
On December 13, 2023, Cemex entered into the Peso Bilateral Term Loan consisting of a Ps6,000,
5-year
amortizing term loan. As of December 31, 2025 and 2024, the outstanding debt under this loan was Ps6,000 for both years (note 29).
The debt balances under the Bank Credit Agreements, for which Cemex, S.A.B. de C.V. is the borrower, are guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Innovation Holding Ltd. and Cemex Corp. Cemex is currently in compliance with all covenants in the Bank Credit Agreements. However, future compliance, including financial covenants, cannot be assured. Failure to comply, if not remedied, may result in an event of default and could materially and adversely affect Cemex’s business and financial condition.
Financial Covenants
Under the Bank Credit Agreements, Cemex must maintain a maximum Consolidated Leverage Ratio of 3.75 and a minimum Consolidated Coverage Ratio of 2.75, measured at the end of each quarter for each rolling four-quarter period. These ratios are calculated using the consolidated amounts as defined in the agreements.

Consolidated Leverage Ratio
Under the Bank Credit Agreements, the ratio is calculated by dividing “Consolidated Net Debt” by “Consolidated EBITDA” for the last twelve months as of the calculation date. Consolidated Net Debt is defined as debt reported in the statement of financial position, less cash and cash equivalents. It excludes existing or future obligations under any securitization program and any subordinated notes of Cemex. It is also adjusted for net mark-to-market
of all derivative instruments, as applicable, and other adjustments related to business acquisitions or disposals.
Consolidated EBITDA:
Under the Bank Credit Agreements, Operating EBITDA for the last twelve months as of the calculation date is adjusted for any discontinued EBITDA. This adjustment is used solely to calculate the Consolidated Leverage Ratio on a pro forma basis for any material disposition or acquisition.
Consolidated Coverage Ratio
Under the Bank Credit Agreements, this ratio equals Consolidated EBITDA divided by financial expense for the previous twelve months as of the calculation date.
As of December 31, 2025, 2024 and 2023, under the Bank Credit Agreements, the main consolidated financial ratios were as follows:

Consolidated financial ratios		Refers to the compliance limits and calculations in effect on each specified date
		2025	2024	2023
Leverage ratio	Limit	<=3.75	<=3.75	<=3.75
	Calculation	1.63	1.81	2.06

Coverage ratio	Limit	>=2.75	>=2.75	>=2.75
	Calculation	8.37	7.26	7.91
Cemex may face payment acceleration under the Banks Credit Agreement if it fails to comply with financial ratios and does not secure a waiver or negotiate compliance. This could have a significant impact on its operating results, liquidity, and financial position. Cemex’s ability to comply with these ratios may be affected by economic conditions, volatility in foreign exchange rates, as well as by overall conditions in the financial and capital markets or other factors. Cemex will reclassify all non-current
debt as current if it fails to meet its covenants, causing a default, including if the financial ratios are not met, or if a cross-default clause is triggered. However, it will not reclassify non-current
debt if it anticipates compliance with financial ratios, provided there are amendments or waivers for the next 12 months, a high likelihood of curing any violations during a remediation period, or a long-term refinancing agreement.

18.2)	OTHER FINANCIAL OBLIGATIONS
As of December 31, 2025 and 2024, other financial obligations in the consolidated statement of financial position were detailed as follows:

	2025				2024
	Current	Non-current	Total		Current	Non-current	Total
I. Leases	$267	868	1,135	$	269	902	1,171
II. Liabilities secured with accounts receivable	681	—	681		658	—	658
	$948	868	1,816	$	927	902	1,829
Changes in the balance of lease financial liabilities during 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Lease financial liability at the beginning of year	$1,171	1,258	1,176
Additions from new leases	192	290	341
Reductions from payments	(285)	(296)	(256)
Cancellations and liability remeasurements	3	(47)	(24)
Foreign currency translation and accretion effects	54	(34)	21
Lease financial liability at the end of year	$1,135	1,171	1,258

As of December 31, 2025, the maturities of
non-current
lease financial liabilities are as follows:

		Total
2027	$	195
2028		153
2029		118
2030		86
2031 and thereafter		316
	$	868
Total cash outflows for leases in 2025, 2024 and 2023, including the interest expense portion were $357, $371 and $331, respectively (note 25.1). Consolidated financial expenses related to lease contracts in 2025, 2024 and 2023, were $72, $74 and $70, respectively. In connection with the liabilities secured by accounts receivable, as explained in note 10, the discount granted to acquirers of trade accounts receivable is recorded as financial expense and amounted to $43 in 2025, and $52 in 2024 and 2023.

18.3)	FAIR VALUE OF FINANCIAL INSTRUMENTS
Under IFRS, fair value is defined as the “Exit Value,” or the price received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, taking into account the counterparty’s credit risk. This concept assumes the presence of a market and market participants for the asset or liability. If no market or participants exist, IFRS applies a fair value hierarchy. Level 1 gives the highest priority to unadjusted quoted prices in active markets for identical items; Level 2 uses observable inputs other than quoted prices, typically for assets not actively traded; Level 3 relies on significant unobservable inputs.
Financial assets and liabilities
The carrying amounts of current financial instruments approximate their estimated fair values because of their short-term, revolving nature. The estimated fair value of Cemex’s non-current
debt is classified as level 1 and level 2. It is determined either by using estimated market prices for similar instruments, considering current interest rates available to Cemex for debt with similar maturities, or by discounting future cash flows using market-based interest rates.
The fair values determined by Cemex for its derivative financial instruments are level 2. There is no direct measure for the risk of Cemex or its counterparties in connection with such instruments. Therefore, the risk factors applied for Cemex’s assets and liabilities originated by the valuation of such derivatives were extrapolated from publicly available risk discounts for other public debt instruments of Cemex or its counterparties.
The estimated fair value of derivative instruments fluctuates over time and is determined by measuring the effect of future relevant economic variables according to the yield curves shown in the market as of the reporting date. These values should be analyzed in relation to the fair values of the underlying transactions and as part of Cemex’s overall exposure to fluctuations in interest rates and foreign exchange rates. The notional amounts of derivative instruments do not represent amounts of cash exchanged by the parties, and consequently, there is no direct measure of Cemex’s exposure to the use of these derivatives. The amounts exchanged are determined based on the notional amounts and other terms included in the derivative instruments.
As of December 31, 2025 and 2024, the carrying amounts of financial assets and liabilities and their fair values were as follows:

	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 18.4)	$10	10	$60	60
Other investments and non-current accounts receivable (note 14.2)	202	197	196	179
	$212	207	$256	239
Financial liabilities
Long-term debt (note 18.1)	$4,457	4,478	$5,340	5,145
Other financial obligations (note 18.2)	868	866	902	898
Derivative financial instruments (notes 18.4 and 19.3)	44	44	100	100
	$5,369	5,388	$6,342	6,143
As of December 31, 2025 and 2024, financial assets and liabilities from derivative financial instruments and other investments are carried at fair value hierarchy level 2, while Investments in strategic equity securities are valued at fair value hierarchy level 1.

18.4)	DERIVATIVE FINANCIAL INSTRUMENTS
For the years ended December 31, 2025, 2024 and 2023, Cemex held derivative financial instruments in accordance with its Risk Management Committee guidelines, debt agreement restrictions, and hedging strategy (note 18.5). The notional amounts and fair values of Cemex’s derivative instruments were as follows:

	2025		2024
	Notional amount	Fair value	Notional amount	Fair value
I. Financial derivative instruments hedging the net investment	$1,817	(94)	713	63
II. Cross currency swaps	658	(1)	658	(100)
III. Interest rate swaps	705	2	600	14
IV. Fuel price hedging	247	3	356	6
V. Foreign exchange options	—	—	650	41
	$3,427	(90)	2,977	24

I.	Financial derivative instruments hedging the net investment
As of December 31, 2025 and 2024, there are Dollar/Peso foreign exchange forward contracts for notional amounts of $492, in both years. Cemex has designated this program as a hedge of Cemex’s net investment in Pesos, pursuant to which changes in the fair market value of these instruments are recognized as part of “Other equity reserves”. For the years 2025, 2024 and 2023, these contracts generated losses of $105, gains of $86 and losses of $172, respectively, which partially offset currency translation effects in each year recognized in equity generated from Cemex’s net assets denominated in Pesos.
In addition, as of December 31, 2025 and 2024, as part of Cemex’s Peso net investment hedge strategy, there are additional Dollar/Peso capped forwards, structured with option contracts, for a notional amount of $784 and $221, respectively. Changes in the fair value of such capped forward contracts are also recognized as part of “Other equity reserves”. For the years 2025, 2024, and 2023, these contracts generated losses of $65, gains of $43, and losses of $54, respectively, which partially offset currency translation effects recognized in equity generated from Cemex’s net assets denominated in Pesos.
Moreover, as of December 31, 2025, Cemex held cross-currency swap and forward starting cross currency swaps contracts for a notional amount of $541. Cemex has designated this program as a hedge of Cemex’s net investment in Euros. In addition, changes in the fair value of these contracts related to the interest rate are initially recognized as part of “Other equity reserves” and are subsequently allocated through financial expense, as interest expense on the related loans is accrued in the Income Statement. During 2025, changes in the fair value of these contracts generated losses of $20, recognized in “Other equity reserves”.

II.	Cross currency swaps
As of December 31, 2025 and 2024, Cemex held cross-currency swap contracts with a notional amount of $658 in both years, related to the 2023 CEBURES as described in note 18.1. These contracts were designated as cash flow hedges to modify the rate and currency risk profile of the 2023 CEBURES from Peso to Dollar. For the years 2025, 2024 and 2023, changes in the fair value of these contracts resulted in gains of $89, losses of $123 and gains of $23, respectively, which were recognized in other comprehensive income.

III.	Interest rate swaps
As of December 31, 2025 and 2024, Cemex held interest rate swaps for a notional amount of $705 and $600, and fair values assets of $2 and $14, respectively. For the years 2025, 2024 and 2023, changes in the fair value of these contracts resulted in losses of $13, $16 and $9, respectively, which were recognized in other comprehensive income.

IV.	Fuel price hedging
As of December 31, 2025 and 2024, Cemex maintained financial derivative contracts negotiated to hedge the price of certain fuels in several operations, for aggregate notional amounts of $120 and $134. These contracts have been designated as cash flow hedges of forecast transactions. For the years 2025, 2024 and 2023, changes in fair value of these contracts recognized in “Other equity reserves” represented losses of $6 in each year. In addition, as of December 31, 2025 and 2024, Cemex held Brent oil and coal call spreads with a notional of $128 and $222, respectively. Changes in the fair value of these contracts are recognized directly in the Income Statement as part of “Financial income and other items, net” which resulted in losses of $9 in 2025, $17 in 2024 and $1 in 2023.

V.	Foreign exchange options
As of December 31, 2024, Cemex held Dollar/Peso call spread option contracts for a notional amount of $650. Such contracts were settled during 2025.

18.5)	RISK MANAGEMENT
Enterprise risks may arise from any of the following situations: i) the potential change in the value of assets owned or reasonably anticipated to be owned, ii) the potential change in value of liabilities incurred or reasonably anticipated to be incurred, iii) the potential change in value of services provided, purchase or reasonably anticipated to be provided or purchased in the ordinary course of business, iv) the potential change in the value of assets, services, inputs, products or commodities owned, produced, manufactured, processed, merchandised, leased or sold or reasonably anticipated to be owned, produced, manufactured, processed, merchandised, leased or sold in the ordinary course of business, or v) any potential change in the value arising from interest rate or foreign exchange rate exposures arising from current or anticipated assets or liabilities.
In the ordinary course of business, Cemex is exposed to commodities risk, including the exposure from inputs such as fuel, coal, petroleum coke, carbon slags, gypsum and other industrial materials which are commonly used by Cemex in the production process, and expose Cemex to variations in prices of the underlying commodities. To manage this and other risks, such as credit risk, interest rate risk, foreign exchange risk, equity risk and liquidity risk, considering the guidelines set forth by the Parent Company’s Board of Directors, which represent Cemex’s risk management framework and that are supervised by several Committees, Cemex’s management establishes specific policies that determine strategies oriented to obtain natural hedges to the extent possible, such as avoiding customer concentration on a determined market or aligning the currencies portfolio in which Cemex incurred its debt, with those in which Cemex generates its cash flows.
As of December 31, 2025 and 2024, these strategies are sometimes complemented with the use of derivative financial instruments as mentioned in note 18.4, such as the commodity forward contracts on fuels negotiated to fix the price of these underlying commodities. The main risk categories are mentioned below:
Credit risk
Credit risk is the risk of economic loss faced by Cemex if a customer or counterparty to a financial instrument does not meet its contractual obligations and originates mainly from trade accounts receivable. As of December 31, 2025 and 2024, the maximum exposure to credit risk is represented by the balance of financial assets. Management has developed policies for the authorization of credit to customers. In cases deemed necessary, Cemex’s management requires guarantees from its customers and financial counterparties regarding financial assets.
The Company’s management has established a policy of low risk tolerance that analyzes the creditworthiness of each client individually before offering the general conditions of payment terms and delivery. The review includes external ratings when references are available. Thresholds of purchase limits are established for each client. As of December 31, 2025, Cemex estimated potential expected losses under the ECL model (note 10) at $84.
Interest rate risk
Interest rate risk is the risk that a financial instrument’s fair value or future cash flows will fluctuate because of changes in market interest rates, which only affects Cemex’s results if the fixed-rate long-term debt is measured at fair value. Cemex’s fixed-rate long-term debt is carried at amortized cost and therefore is not subject to interest rate risk. Cemex’s exposure to the risk of changes in market interest rates relates primarily to its long-term debt obligations with floating interest rates, which, if such rates were to increase, may adversely affect its financing cost and the results for the period.
Additionally, there is an opportunity cost for continuing to pay a determined fixed interest rate when the market rates have decreased, and the entity may obtain improved interest rate conditions in a new loan or debt issuance. Cemex manages its interest rate risk by balancing its exposure to fixed and floating rates while attempting to reduce its interest costs. Cemex could renegotiate the conditions or repurchase the debt, particularly when the net present value of the estimated future benefits from the interest rate reduction is expected to exceed the cost and commissions that would have to be paid in such renegotiation or repurchase of debt.
As of December 31, 2025 and 2024, 20% and 24%, respectively, of Cemex’s long-term debt was denominated in floating rates at a weighted-average interest rate of SOFR plus 98 basis points in 2025 and 95 basis points in 2024. These figures reflect the effect of interest rate swaps held by Cemex during 2025 and 2024. As of December 31, 2025, if interest rates at that date had been 0.5% higher, with all other variables held constant, Cemex’s net income for 2025 would have reduced by $10, because of higher interest expense on variable rate denominated debt. This analysis does not include the effect of interest rate swaps held by Cemex (note 18.3).
Foreign currency risk
Foreign currency risk is the potential for changes in exchange rates to affect the fair value or future cash flows of financial instruments. Cemex is primarily exposed to this risk through its operating activities. With operations in multiple countries, Cemex generates and settles revenues and costs in various currencies. For the year ended December 31, 2025, 27% of external revenues were generated in Mexico, 31% in the United States, 24% in Europe, 8% in the Middle East and Africa, 7% in SCA&C and 3% in other activities.

Foreign currency risk – continued
As of December 31, 2025, considering a hypothetical 10% strengthening of the Dollar against the Peso, and excluding the effect of translating net assets denominated in currencies different from Cemex’s presentation currency, Cemex’s net income for 2025 would have decreased by $42 due to higher foreign exchange losses on Dollar-denominated net monetary liabilities in consolidated entities with different functional currencies.
As of December 31, 2025, 64% of Cemex’s financial debt was denominated in Dollars, 18% in Euros, 17% in Pesos and 1% in other currencies. This creates foreign currency exposure, primarily due to Dollar-denominated debt compared to the various currencies in which Cemex’s earns revenue. Cemex cannot guarantee it will generate enough Dollars revenues from its operations to meet these obligations.
As of December 31, 2025 and 2024, Cemex’s consolidated net monetary assets (liabilities) by currency are as follows:

		2025	2024
Monetary assets	$	5,160	4,126
Monetary liabilities		14,917	14,504
Net monetary assets (liabilities)		(9,757)	(10,378)
The breakdown is presented below:
Dollars		(5,721)	(6,524)
Pesos		(991)	(824)
Euros		(2,150)	(1,884)
Pounds		(419)	(516)
Other currencies		(476)	(630)
	$	(9,757)	(10,378)
The Parent Company’s functional currency for financial and holding activities is the Dollar (note 3.3). Foreign currency risk arises when translating subsidiaries’ net assets from other currencies into Dollars. If the Dollar appreciates, the value of these assets decreases in Dollar terms, resulting in negative foreign currency translation and a reduction in stockholders’ equity. Cemex uses Dollar/Peso foreign exchange forward contracts to hedge the translation of net assets denominated in Pesos (note 18.4).
Liquidity risk
Liquidity risk refers to the possibility that Cemex may not have sufficient funds to meet its obligations. To address its liquidity needs for operations, debt service, capital expenditures and acquisitions, Cemex relies on operating cash flow, cost-cutting measures, capacity optimization, credit facilities, debt and equity offerings, and asset sales. Cemex is also exposed to risks from fluctuation in foreign exchange rates, prices, currency controls, interest rates, inflation, governmental spending, social instability, and other political or economic developments in its operating countries. Any of these factors may significantly impact Cemex’s results and reduce cash from operations. The maturity and the details of Cemex’s contractual obligations are provided in note 25.1.
As of December 31, 2025, current liabilities, including $2,135 in current debt and other financial obligations, exceeded current assets by $1,250. Management has adopted an operating strategy that maintains a negative working capital balance. For the year ended December 31, 2025, Cemex generated $1,975 in net cash flows from operating activities. Management considers Cemex will generate sufficient cash flows over the next twelve months to meet its current obligations. In addition, as of December 31, 2025, Cemex has a committed line of credit under the RCF totaling $2,352.